Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses
Lease concessions					$ 1,198,726
Lease received	$ 3,770		$ 7,654
Estimated useful lives	8 years	8 years
Deferred revenue	$ 7,228,151			6,697,964
Revenue recognized	2,755,067		$ 3,505,674
Cash vouchers	$ 7,228,151
Tax benefit percent	50.00%	50.00%
Penalties and income taxes
Applicable VAT rate	1.00%	1.00%
Taxable net income (in Yuan Renminbi) | ¥		¥ 100,000
Amount of unprotected cash amount	$ 18,800,000
Long term debt investments	$ 6,359,014			$ 6,359,014
Local PRC Tax Authority [Member]
Summary of Significant Accounting Policies [Line Items]
Applicable VAT rate	3.00%	3.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				10.90%
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Applicable VAT rate	13.00%	13.00%
Taxable Net Income [Member]
Summary of Significant Accounting Policies [Line Items]
Taxable net income (in Yuan Renminbi) | ¥		¥ 100,000
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	73.30%	73.30%		74.60%
One Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	14.90%	14.90%	14.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	12.70%	12.70%		22.70%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			11.60%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				18.10%
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits	$ 451,332			$ 107,550
Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits	$ 21,604,987			$ 11,943,199